Impairment of assets (Tables)	6 Months Ended
Dec. 31, 2024
Disclosure Of Impairment Of Assets [Abstract]
Impairment of assets

	Three months ended	Three months ended	Six months ended	Six months ended
	31 Dec 2024	31 Dec 2023	31 Dec 2024	31 Dec 2023
	US$'000	US$'000	US$'000	US$'000
Impairment of assets subsequently classified as held for sale	-	-	6,836	-
Impairment of revaluation of assets classified as held for sale	-	-	2,582	-
Impairment of mining hardware	-	-	106	-
Total impairment expense	-	-	9,524	-